SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Fixed assets and intangible assets	$ (10,292)	$ (16,580)
Loss carryforward	12,021	7,265
Receivables depreciation		429
Leases	(2,078)	(2,488)
Others	(29)	(82)
Less: valuation allowance	(12,021)	(7,265)	$ (9,854)
Deferred tax liabilities, net	$ (12,399)	$ (18,721)